Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 398,178	$ 219,368
Money market funds	13,248	13,026
Fixed bank deposits	40,075	23,986
Total cash and cash equivalents	$ 451,501	$ 256,380	$ 254,568	$ 342,111